Acquisitions - Narrative (Details) $ in Thousands	Jan. 08, 2025 USD ($) item
Emission Inc.
Business Acquisition [Line Items]
Number of contingent consideration arrangments | item	2
Contingent consideration	$ 6,612
Earnout 1 | Emission Inc.
Business Acquisition [Line Items]
Additional consideration	$ 10,000
Performance period	7 months
Earnout 2 | Emission Inc.
Business Acquisition [Line Items]
Additional consideration	$ 50,000
Performance period	5 years
Call Option
Business Acquisition [Line Items]
Stock available for repurchase	$ 10,000
Option contract period	5 years
Redemption requirement, revenue threshold	$ 5,000